Group Employees (Tables)	12 Months Ended
Dec. 31, 2021
Number and average number of employees [abstract]
Summary of Average Number of Persons Employed by Group and Associates
The average number of persons employed by the Group and its associates during the year, including Directors, was 82,868 (2020: 89,182).

	2021 Number	2020 Number

U.S.	4,789	4,914

APME	10,488	12,703

AMSSA	16,799	17,869

ENA	22,289	23,957

Subsidiary undertakings	54,365	59,443

Associates	28,503	29,739

	82,868	89,182